Commitments and Contingencies - Additional Information (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 CNY (¥)
Loss Contingencies [Line Items]
Total operating leases expenses	$ 916,612	$ 285,742	$ 148,274
JING
Loss Contingencies [Line Items]
Capital commitment to underlying investment	3,900,000			¥ 26.3	$ 3,900,000	¥ 26.3
Unfunded capital contribution commitment	2,000,000			¥ 13.2
Property and Equipment
Loss Contingencies [Line Items]
Purchase obligation	$ 4,926,073